5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Exploration and Evaluation Assets and Expenses

		Portugal			Kosovo		Germany	Others	Total
	Alvito	Alvalade	Covas	Others	Slivovo	Others

Exploration and evaluation assets
Acquisition costs
As of January 1, 2018	$ -	$ 167,920	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915
Addition during the period	-	-	-	-	-	-	-	-	-
As of December 31, 2018	$ -	$ 167,920	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915

Mineral exploration expenses for the year ended December 31, 2018
Concession fees and taxes	$ 30,425	$ 46,595	$ -	$ 861	$ -	$ 1,622	$ -	$ -	$ 79,503
Depreciation	-	10,058	-	13,738	-	-	-	-	23,796
Drilling	472,513	485,935	-	-	-	-	-	-	958,448
Geological salaries and consulting	459,193	182,622	4,930	113,737	-	70,432	-	-	830,914
Geology work	-	-	-	-	-	-	-	15,592	15,592
Insurance	1,240	1,811	-	2,279	-	-	-	-	5,330
Legal and accounting	-	226	-	239	-	215	-	-	680
Office and administrative fees	5,400	35,292	839	22,755	-	1,676	-	4,313	70,275
Rent	66,513	62,112	3,107	51,433	-	14,125	-	138	197,428
Site costs	25,777	17,587	550	16,419	-	697	-	-	61,030
Travel	18,418	5,981	3,472	3,823	-	1,041	-	555	33,290
Reimbursements from optionee	(1,079,479)	(32,371)	(12,898)	(64,904)	-	-	-	-	(1,189,652)
	$ -	$ 815,848	$ -	$ 160,380	$ -	$ 89,808	$ -	$ 20,598	$ 1,086,634

Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	132,478	311,861	197,339	348,359	9,998	203,411	4	-	1,203,450
Depreciation	5,515	10,058	-	89,331	-	-	-	-	104,904
Drilling	472,513	485,935	-	-	1,180,217	-	-	-	2,138,665
Geological salaries and consulting	1,565,418	6,387,427	2,094,650	2,589,743	119,801	678,023	12,359	-	13,447,421
Geology work	-	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,561	20,418	10,550	32,694	14,604	14,790	-	-	98,617
Legal and accounting	158	522	130	937	58,158	13,715	-	-	73,620
Office and administrative fees	37,320	235,465	26,160	207,454	80,149	100,368	5,255	63,191	755,362
Rent	179,602	492,391	52,175	343,609	28,694	81,364	-	20,560	1,198,395
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	70,295	178,714	58,205	113,990	185,074	194,297	-	8,865	809,440
Travel	75,516	231,701	60,210	111,419	60,107	22,414	-	15,326	576,693
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(7,402,160)	(2,433,097)	(308,385)	(2,834,986)	(45,158)	-	-	(15,173,130)
	$ 395,032	$ 952,332	$ 66,322	$ 3,561,528	$ 149,944	$1,731,675	$ 252,083	$ 248,848	$ 7,357,764

	Portugal				Kosovo		Germany	Others	Total
	Alvalade	Covas	Alvito	Others	Slivovo	Others

Exploration and evaluation assets
Acquisition costs
As of January 1, 2017	$ 167,920	$ 71,289	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,479,204
Write-down of property during the year	-	(71,289)	-	-	-	-	-	-	(71,289)
As of December 31, 2017	$ 167,920	$ -	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915

Mineral exploration expenses for the year ended December 31, 2017
Assaying	$ -	$ -	$ -	$ -	$ -	$ 34,110	$ -	$ -	$ 34,110
Concession fees and taxes	44,290	-	18,574	11,839	-	3,088	-	-	77,791
Depreciation	-	-	-	21,520	-	-	-	-	21,520
Drilling	-	-	-	-	-	-	-	-	-
Geological salaries and consulting	98,544	98,520	527,082	278,198	-	73,176	-	-	1,075,520
Geology work	-	-	-	-	-	-	29,621	42,664	72,285
Insurance	347	-	814	5,090	-	-	-	-	6,251
Legal and accounting	-	-	16	155	-	13,500	-	-	13,671
Office and administrative fees	6,333	1,170	6,397	25,524	-	82,182	-	16,717	138,323
Rent	68,617	8,790	56,798	61,410	-	18,906	-	5,764	220,285
Report	-	-	-	-	-	-	-	-	-
Site costs	2,474	552	19,811	8,848	-	3,625	-	1,392	36,702
Travel	2,067	450	25,606	5,692	-	6,976	-	5,564	46,355
Trenching and road work	-	-	-	-	-	-	-	-	-
Reimbursements from optionee	(5,259)	(109,482)	(655,098)	(10,356)	-	-	-	-	(780,195)
	$ 217,413	$ -	$ -	$ 407,920	$ -	$ 235,563	$ 29,621	$ 72,101	$ 962,618

Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	265,266	197,339	102,053	347,498	9,998	201,789	4	-	1,123,947
Depreciation	-	-	5,515	75,593	-	-	-	-	81,108
Drilling	-	-	-	-	1,180,217	-	-	-	1,180,217
Geological salaries and consulting	6,204,805	2,089,720	1,106,225	2,476,006	119,801	607,591	12,359	-	12,616,507
Geology work	-	-	-	32,377	891,582	402,515	223,619	125,314	1,675,407
Insurance	18,607	10,550	4,321	30,415	14,604	14,790	-	-	93,287
Legal and accounting	296	130	158	698	58,158	13,500	-	-	72,940
Office and administrative fees	200,173	25,321	31,920	184,699	80,149	98,692	5,255	58,878	685,087
Rent	430,279	49,068	113,089	292,176	28,694	67,239	-	20,422	1,000,967
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	161,127	57,655	44,518	97,571	185,074	193,600	-	8,865	748,410
Travel	225,720	56,738	57,098	107,596	60,107	21,373	-	14,771	543,403
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(7,369,789)	(2,420,199)	(1,069,865)	(243,481)	(2,834,986)	(45,158)	-	-	(13,983,478)
	$ 136,484	$ 66,322	$ 395,032	$ 3,401,148	$ 149,944	$1,641,867	$ 252,083	$ 228,250	$ 6,271,130